Leases - non-cancelable operating lease agreement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Supplemental information related to operating leases
Operating lease right-of-use asset	¥ 18,606	¥ 34,454
Operating lease liabilities-current	(7,860)	(8,953)
Operating lease liabilities-non-current	(11,743)	(26,826)
Total operating lease liabilities	¥ (19,603)	¥ (35,779)
Weighted average remaining lease term	2 years 1 month 28 days	4 years 4 months 2 days
Weighted average discount rate	4.75%	4.75%